Description of Business and Restatement and Revision of Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Restatement and Revision of Consolidated Statements of Cash Flows
Description of Business and Restatement and Revision of Consolidated Statements of Cash Flows

Description of Business

International Game Technology PLC, a public limited company organized under the laws of England and Wales (the “Parent”), has its corporate headquarters in London, England. The Parent is the successor to GTECH S.p.A., a società per azioni incorporated under the laws of Italy (“GTECH”), and the sole stockholder of International Game Technology, a Nevada corporation (“IGT”). The Parent, together with its consolidated subsidiaries, has principal operating facilities in Rome, Italy; Providence, Rhode Island; and Las Vegas, Nevada.

When used in these notes, unless otherwise specified or the context otherwise indicates, all references to “IGT PLC” and the “Company” refer to the business and operations of the Parent and its consolidated subsidiaries.

The Company is a leading commercial operator and provider of technology in the regulated worldwide gaming markets that operates and provides a full range of services and leading-edge technology products across all gaming markets, including lotteries, machine gaming, sports betting and interactive gaming. The Company also provides high-volume processing of commercial transactions. The Company’s state-of-the-art information technology platforms and software enable distribution of its products and services through land-based systems, Internet and mobile devices.

Restatement and Revision of Consolidated Statements of Cash Flows

The Company has restated the consolidated statement of cash flows for the year ended December 31, 2016 to correct the misclassification of the upfront payment of $665.3 million made in two installments in 2016 to the Italian governmental authority in connection with the Italian Gioco del Lotto service concession (the "Upfront Payment") from investing activities to operating activities. The Company concluded that license fee payments made to a customer and amortized as a reduction of service revenue should be classified as a cash outflow from operating activities in accordance with Accounting Standards Codification (“ASC”) 230, Statement of Cash Flows. In addition to this correction, the consolidated statement of cash flows for the year ended December 31, 2016 has been corrected to reflect other immaterial misclassifications.

The impact of the restatement in the 2016 consolidated statement of cash flows is as follows ($ thousands):

	For the year ended December 31, 2016
	As Reported	Adjustment	As Restated
Inventories	(61,026)	(15,295)	(76,321)
Upfront Italian license fees	—	(665,260)	(665,260)
Net cash flows provided by operating activities	961,887	(680,555)	281,332

Upfront payments to customers	(665,260)	665,260	—
Capital expenditures	(557,238)	15,295	(541,943)
Net cash flows used in investing activities	(996,540)	680,555	(315,985)

Supplemental Cash Flow Information
Upfront payments to customers	(179,197)	179,197	—
Non-cash investing activities, net	(255,371)	179,197	(76,174)

The Company has revised the consolidated statement of cash flows for the year ended December 31, 2015 to correct the classification of other upfront payments made of a similar nature as the Upfront Payment as well as other immaterial misclassifications.

The impact of the revision in the 2015 consolidated statement of cash flows is as follows ($ thousands):

	For the year ended December 31, 2015
	As Reported	Adjustment	As Revised
Deferred income tax provision	—	(149,241)	(149,241)
Inventories	72	10,147	10,219
Other assets and liabilities	(282,995)	122,665	(160,330)
Net cash flows provided by operating activities	785,997	(16,429)	769,568

Capital expenditures	(402,634)	26,113	(376,521)
Net cash flows used in investing activities	(3,361,523)	26,113	(3,335,410)

Net increase in cash and cash equivalents	344,640	9,684	354,324
Cash and cash equivalents at the beginning of the period	317,106	(9,684)	307,422